CONSOLIDATED STATEMENTS OF CASH FLOWS (Parenthetical) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
CONSOLIDATED STATEMENTS OF CASH FLOWS
Acquisition of subsidiaries, cash acquired	¥ 174	¥ 19,490	¥ 30,303